SUBSEQUENT EVENTS (Details Narrative) - USD ($)	4 Months Ended	12 Months Ended
	May 15, 2026	Dec. 31, 2025	Dec. 31, 2024	Sep. 12, 2025	May 06, 2025
Subsequent Event [Line Items]
Issuance of Preferred Series B			$ 4,400
Cash		$ 791,432	$ 833,125
Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Principal amount		258,185			$ 275,000
Promissory Note [Member]
Subsequent Event [Line Items]
Principal amount		$ 8,666		$ 58,823
Cash				$ 50,000
Aibotics, Inc. [Member]
Subsequent Event [Line Items]
Number of shares of common stock		16,666,667
Issuance of Preferred Series B		$ 50,000
Subsequent Event [Member] | Aibotics, Inc. [Member]
Subsequent Event [Line Items]
Number of shares of common stock	25,572,128
Issuance of Preferred Series B	$ 76,716
Cash	36,358
Accrued interest	38,358
Settlement of equity issuance costs	2,000
Subsequent Event [Member] | Aibotics, Inc. [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Principal amount	$ 281,250
Interest rate	10.00%
Subsequent Event [Member] | Aibotics, Inc. [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Principal amount	$ 28,409
Original issue discount	3,409
Total proceeds	$ 25,000
Subsequent Event [Member] | 2026 Equity Incentive Plan [Member] | Aibotics, Inc. [Member]
Subsequent Event [Line Items]
Number of shares of common stock	500,000,000